SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SEGMENT INFORMATION [Line Items]
Number of operating segments | segment	2	2
Revenues, cost of revenues, and gross profit by segment
Net revenues	¥ 2,468,074	$ 357,837	¥ 2,386,520	¥ 1,897,883
Cost of revenues	(1,056,043)	(153,112)	(1,201,419)	(1,066,842)
Gross profit	1,412,031	$ 204,725	1,185,101	831,041
IT Professional Education
Revenues, cost of revenues, and gross profit by segment
Net revenues	1,068,230		1,150,247	1,136,043
Cost of revenues	(320,961)		(409,326)	(420,349)
Gross profit	747,269		740,921	715,694
IT-focused Supplementary STEAM Education
Revenues, cost of revenues, and gross profit by segment
Net revenues	1,399,844		1,236,273	761,840
Cost of revenues	(735,082)		(792,093)	(646,493)
Gross profit	¥ 664,762		¥ 444,180	¥ 115,347